REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE AND COST OF SALES
Schedule Of Revenue
	2023	2022
Concentrate sales	$43,199	$43,648
Provisional pricing adjustments	690	539
	$43,889	$44,187

Schedule Of Cost Of Sales
	2023	2022
Production costs	$32,872	$26,749
Write down of equipment	414	330
Depreciation and depletion	2,784	2,046
	$36,070	$29,125